Submission	Feb. 06, 2026
Submission [Line Items]
Central Index Key	0001101239
Registrant Name	EQUINIX INC
Registration File Number	333-275203
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A